Intangible Assets - DAC for insurance and investment contracts (Details) - Shareholder-backed - Continuing and discontinued operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movements in deferred acquisition costs and intangible assets
At beginning of year	$ 12,857
Change in shadow DAC related to movement in unrealised appreciation of Jackson's securities classified as available-for-sale	(631)	$ 328
At end of year	14,239	12,857
Insurance contracts
Movements in deferred acquisition costs and intangible assets
At beginning of year	12,758	12,406
Demerger of UK and Europe operations	(62)
Additions	1,411	1,324
Amortisation	699	(1,266)
Exchange differences	31	(34)
Change in shadow DAC related to movement in unrealised appreciation of Jackson's securities classified as available-for-sale	(631)	328
At end of year	14,206	12,758
Investment contracts
Movements in deferred acquisition costs and intangible assets
At beginning of year	99	85
Demerger of UK and Europe operations	(72)
Additions	11	35
Amortisation	(5)	(16)
Exchange differences		(5)
At end of year	33	99
Investment contracts | Cost/Gross amount
Movements in deferred acquisition costs and intangible assets
At beginning of year	231
At end of year	34	231
Investment contracts | Accumulated amortisation
Movements in deferred acquisition costs and intangible assets
At beginning of year	(132)
At end of year	$ (1)	$ (132)